Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 161.1% (100.0% of Total Investments)
X
1,643,853,355
MUNICIPAL BONDS - 161.1%  (100.0% of Total Investments) X 1,643,853,355
Consumer Staples - 7.3% (4.5% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A:
$ 27,580 5.000%, 6/01/38 7/24 at 100.00 $ 26,271,878
9,555 5.000%, 6/01/45 7/24 at 100.00 8,874,558
10,000 (c) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
7/24 at 19.66 1,166,122
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 4,324,952
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 33,629,427
Total Consumer Staples 74,266,937
Education and Civic Organizations - 26.5% (16.4% of Total Investments)
6,620 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 6,690,752
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call 3,559,199
29,145 0.000%, 7/15/47 No Opt. Call 9,306,022
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
970 4.500%, 6/15/43 6/31 at 100.00 926,836
850 4.750%, 6/15/53 6/31 at 100.00 803,437
500 4.750%, 6/15/58 6/31 at 100.00 467,230
725 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 704,755
Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022:
5,000 5.250%, 7/01/57 7/32 at 100.00 5,101,792
5,325 5.250%, 7/01/62 7/32 at 100.00 5,415,669
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 660,000
5,705 5.250%, 11/01/34 11/24 at 100.00 3,423,000
1,500 5.000%, 11/01/39 11/24 at 100.00 900,000
7,510 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 6,780,341
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
500 (c) 5.000%, 6/01/41 6/29 at 100.00 480,624
2,085 (c) 5.000%, 6/01/51 6/29 at 100.00 1,911,900
750 (c) 5.000%, 6/01/56 6/29 at 100.00 677,205
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 3,655,014
4,750 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 4,921,915
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
5,055 5.000%, 7/15/42 7/32 at 100.00 5,086,279
8,655 5.000%, 7/15/50 7/32 at 100.00 8,481,372

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call $ 4,332,900
2,100 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call 2,100,850
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,696,079
Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A:
4,825 5.000%, 7/01/40 7/25 at 100.00 4,836,481
8,145 5.000%, 7/01/45 7/25 at 100.00 8,156,347
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
2,500 5.000%, 7/01/45 7/25 at 100.00 2,508,168
1,395 5.000%, 7/01/50 7/25 at 100.00 1,397,398
5,820 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 5,893,691
4,000 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 3,651,117
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call 1,501,982
4,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call 4,606,493
11,175 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 11,276,630
2,605 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 2,519,217
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 5,350,957
4,125 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 4,280,085
1,375 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,437,616
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 12,996,743
8,925 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 8,306,454
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 10,520,938
7,695 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 6,823,140
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 1,286,594
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
1,785 5.000%, 9/01/38 7/24 at 100.00 1,785,767
1,785 5.000%, 9/01/43 7/24 at 100.00 1,785,347
5,750 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 6,136,949
1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
7/24 at 100.00 1,401,234
8,315 MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A, 5.000%, 11/15/51
6/24 at 100.00 8,231,616
1,220 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 1,224,074
14,335 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 11,080,231

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
$ 7,645 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 $ 7,245,277
15,950 4.000%, 3/01/45 9/30 at 100.00 14,521,111
11,140 3.000%, 3/01/49 - AGM Insured 9/30 at 100.00 8,551,276
Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019:
10,000 5.000%, 12/01/43 12/29 at 100.00 10,515,827
15,805 4.000%, 12/01/47 12/29 at 100.00 15,115,023
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 353,257
Total Education and Civic Organizations 270,380,211
Financials - 1.8% (1.1% of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 1,834,648
13,835 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 16,054,178
Total Financials 17,888,826
Health Care - 22.0% (13.7% of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
23,690 4.000%, 5/01/45 5/32 at 100.00 22,069,452
29,975 4.250%, 5/01/52 5/32 at 100.00 28,221,145
3,000 5.000%, 5/01/52 5/32 at 100.00 3,107,695
25,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 23,472,705
3,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 2,904,401
6,750 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 6,843,263
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
3,250 5.000%, 9/01/33 3/30 at 100.00 3,219,654
2,450 4.000%, 9/01/45 3/30 at 100.00 2,151,685
Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A:
14,365 4.000%, 7/01/50 7/30 at 100.00 13,754,908
21,830 4.000%, 7/01/53 7/30 at 100.00 20,660,163
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
1,000 (c) 5.000%, 12/01/30 6/25 at 100.00 976,842
1,200 (c) 5.000%, 12/01/34 6/25 at 100.00 1,163,779
3,500 (c) 5.000%, 12/01/40 6/25 at 100.00 3,288,335
7,900 (c) 5.000%, 12/01/45 6/25 at 100.00 7,110,541
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,300 (c) 5.000%, 12/01/25 No Opt. Call 1,291,324
1,000 (c) 5.000%, 12/01/27 6/27 at 100.00 974,256
1,900 (c) 5.000%, 12/01/29 6/27 at 100.00 1,816,637
2,600 (c) 5.000%, 12/01/30 6/27 at 100.00 2,464,801
3,500 (c) 5.000%, 12/01/34 6/27 at 100.00 3,187,019
590 (c) 5.000%, 12/01/36 6/27 at 100.00 522,218
Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B:
15,405 4.000%, 7/01/41 7/26 at 100.00 13,831,207
16,640 5.000%, 7/01/46 7/26 at 100.00 16,279,845
3,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
7/24 at 100.00 3,962,708

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 11,725 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 $ 11,745,328
31,065 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 29,285,746
665 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 740,714
Total Health Care 225,046,371
Industrials - 3.2% (2.0% of Total Investments)
31,530 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 31,586,795
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2:
2,000 3.250%, 9/15/52 3/30 at 100.00 1,468,470
120 3.500%, 9/15/52 3/30 at 100.00 94,104
Total Industrials 33,149,369
Long-Term Care - 0.1% (0.1% of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 862,299
Total Long-Term Care 862,299
Tax Obligation/General - 7.1% (4.4% of Total Investments)
10,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B, 5.000%, 7/01/45 - AGM Insured
7/28 at 100.00 10,306,252
3,905 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 3,704,577
5,335 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/34
4/26 at 100.00 5,465,852
5 New York City, New York, General Obligation Bonds, Fiscal 2013 Series
F-1, 5.000%, 3/01/29
7/24 at 100.00 5,003
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.250%, 10/01/32
10/27 at 100.00 7,934,163
4,525 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 4,706,985
6,830 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/40
4/28 at 100.00 7,110,415
New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1:
1,500 5.000%, 8/01/43 8/29 at 100.00 1,574,175
5,890 4.000%, 8/01/44 8/29 at 100.00 5,643,996
6,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/38
8/30 at 100.00 6,995,293
5,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/44
3/31 at 100.00 5,307,330
6,425 New York City, New York, General Obligation Bonds, Fiscal 2024 Series C,
5.250%, 3/01/53
3/34 at 100.00 6,989,483
4,344 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 4,037,862
Rochester, New York, General Obligation Bonds, Series 1999:
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call 733,459
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call 746,655
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call 756,635
Total Tax Obligation/General 72,018,135

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 43.9% (27.3% of Total Investments)
$ 25,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A, 5.000%, 11/01/48
11/33 at 100.00 $ 27,109,715
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC
Insured
7/24 at 100.00 105,153
1,695 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/39
2/25 at 100.00 1,702,554
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E:
2,500 5.000%, 3/15/30 9/25 at 100.00 2,530,798
20,910 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2024A, 4.000%, 3/15/54
3/34 at 100.00 19,464,860
13,805 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/48
3/32 at 100.00 13,069,754
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 9,471,865
1,960 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,058,014
12,560 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/45
9/25 at 100.00 12,616,266
1,400 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 1,442,071
17,510 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 18,256,581
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 9,660,993
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 5,102,037
6,490 5.000%, 11/15/39 11/25 at 100.00 6,521,883
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A:
1,080 4.000%, 2/15/36 2/32 at 100.00 1,114,941
6,500 4.000%, 2/15/39 2/32 at 100.00 6,529,976
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A:
1,115 5.000%, 2/15/34 2/27 at 100.00 1,157,142
3,500 5.000%, 2/15/36 2/27 at 100.00 3,629,605
5,285 5.000%, 2/15/39 2/27 at 100.00 5,448,200
19,290 5.000%, 2/15/45 2/27 at 100.00 19,708,124
8,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52
11/27 at 100.00 7,315,791
Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A:
10,000 4.000%, 11/15/42 5/32 at 100.00 9,895,862
10,000 4.000%, 11/15/52 5/32 at 100.00 9,354,257
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
7/24 at 100.00 3,677,581
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 5,131,043
1,535 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/39
7/31 at 100.00 1,295,075
7,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 7,056,759
New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1:
7,945 5.000%, 7/15/35 1/26 at 100.00 8,086,139
7,500 4.000%, 7/15/40 1/26 at 100.00 7,250,131
5,400 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series B-1, 5.000%, 11/01/33
11/25 at 100.00 5,471,234

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 $ 4,062,799
8,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 7,995,427
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1:
1,375 5.000%, 2/01/39 2/27 at 100.00 1,408,128
5,625 5.000%, 2/01/43 2/27 at 100.00 5,731,067
7,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%, 11/01/42
5/29 at 100.00 7,338,042
18,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024C, 5.250%, 5/01/48
11/33 at 100.00 19,633,419
New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B:
10,000 5.000%, 4/01/46 4/31 at 100.00 10,556,435
3,960 5.000%, 4/01/52 4/31 at 100.00 4,151,858
21,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.125%, 3/15/52
9/32 at 100.00 20,188,129
10,000 (d) New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/55, (UB)
9/32 at 100.00 10,568,060
7,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 7,863,661
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,000 0.000%, 7/01/46 7/28 at 41.38 1,921,817
90,206 0.000%, 7/01/51 7/28 at 30.01 21,454,342
52,180 5.000%, 7/01/58 7/28 at 100.00 52,196,922
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 2,990,613
3,500 4.329%, 7/01/40 7/28 at 100.00 3,489,049
259 4.536%, 7/01/53 7/28 at 100.00 248,725
5,140 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/47
11/32 at 100.00 5,243,672
8,425 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 7,848,789
9,600 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 10,101,447
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C:
1,325 4.125%, 5/15/52 5/32 at 100.00 1,269,594
10,000 5.250%, 5/15/52 5/32 at 100.00 10,741,065
Total Tax Obligation/Limited 448,237,464
Transportation - 21.8% (13.5% of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 1,546,376
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
7,775 5.000%, 11/15/50 5/30 at 100.00 8,011,638
19,315 5.250%, 11/15/55 5/30 at 100.00 19,909,350
11,430 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 5.250%, 11/15/49 - BAM Insured
5/34 at 100.00 12,239,789
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,568,156
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35
11/25 at 100.00 5,091,326
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,527,398
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 2,622,794
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 5,463,593

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 $ 2,494,478
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 1,666,274
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 2,477,769
20,780 New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/46
7/31 at 100.00 19,877,976
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
2,280 4.000%, 1/01/43 1/30 at 100.00 2,225,445
5,720 4.000%, 1/01/45 1/30 at 100.00 5,515,181
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 2,031,520
8,940 5.000%, 1/01/41 1/26 at 100.00 9,038,575
9,690 5.000%, 1/01/46 1/26 at 100.00 9,764,465
485 5.000%, 1/01/51 1/26 at 100.00 487,700
9,330 5.250%, 1/01/56 1/26 at 100.00 9,439,667
9,355 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 8,723,785
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,175 5.000%, 12/01/32 12/30 at 100.00 1,261,382
3,750 5.000%, 12/01/34 12/30 at 100.00 4,024,645
3,465 4.000%, 12/01/39 12/30 at 100.00 3,377,432
1,800 4.000%, 12/01/40 12/30 at 100.00 1,735,634
10,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 10,851,356
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 1,013,501
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018:
1,515 4.000%, 9/01/43 9/28 at 100.00 1,469,609
1,000 5.000%, 9/01/48 9/28 at 100.00 1,035,642
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 1,031,086
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Third Series 2023:
2,650 5.000%, 12/01/38 12/33 at 100.00 2,989,105
1,760 5.000%, 12/01/39 12/33 at 100.00 1,980,193
6,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/37
9/29 at 100.00 6,456,191
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%,
11/15/38
5/27 at 100.00 11,856,153
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
7,715 5.000%, 11/15/43 5/28 at 100.00 7,978,656
2,285 5.000%, 11/15/45 5/28 at 100.00 2,355,783
2,360 4.000%, 11/15/48 5/28 at 100.00 2,209,542
9,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 9,287,869
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A:
16,000 4.000%, 11/15/56 5/31 at 100.00 14,976,589
3,610 5.000%, 11/15/56 5/31 at 100.00 3,771,229
Total Transportation 222,384,852

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NRK
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 2.2% (1.4% of Total Investments) (e)
$ 1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
New York Methodist Hospital Project, Refunding Series 2014, 5.000%,
7/01/27, (Pre-refunded 7/01/24)
7/24 at 100.00 $ 1,250,868
Dormitory Authority of the State of New York, Insured Revenue Bonds,
Touro College and University System, Series 2014A:
1,685 5.250%, 1/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 1,686,692
2,185 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,187,610
2,820 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 2,823,369
3,465 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Series 2015A, 5.000%, 7/01/33, (Pre-
refunded 7/01/25)
7/25 at 100.00 3,525,261
1,625 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Series 2017A, 5.000%, 7/01/46, (Pre-
refunded 7/01/27)
7/27 at 100.00 1,705,991
Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 800,555
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 1,501,042
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E:
4,020 5.000%, 3/15/26, (Pre-refunded 9/15/25) 9/25 at 100.00 4,108,600
Western Nassau County Water Authority, New York, Water System
Revenue Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 1,341,913
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 1,974,891
Total U.S. Guaranteed 22,906,792
Utilities - 25.2% (15.6% of Total Investments)
4,825 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,177,874
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 8,000,000
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 7,676,282
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call 18,400,012
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call 8,820,127
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call 12,684,238
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call 8,112,691
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 2,593,868
520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 528,308
1,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,022,283
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 5,294,822
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD:
5,000 5.000%, 6/15/47 12/26 at 100.00 5,089,884
2,990 5.250%, 6/15/47 12/26 at 100.00 3,068,751
5,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 5,141,517
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE:
4,000 5.000%, 6/15/39 12/25 at 100.00 4,065,703
21,815 5.000%, 6/15/40 12/27 at 100.00 22,690,931
1,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series DD-3, 4.000%, 6/15/42
6/30 at 100.00 1,220,641

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 $ 1,992,883
3,085 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 3,225,317
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-2, 4.000%, 6/15/42
12/30 at 100.00 2,481,458
2,925 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series CC-1, 5.000%, 6/15/51
6/31 at 100.00 3,066,603
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 4,747,986
1,705 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series EE, 4.000%, 6/15/39
6/32 at 100.00 1,712,243
6,855 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52, (UB)
12/32 at 100.00 7,409,562
32,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 4.000%, 6/15/45
12/33 at 100.00 31,147,277
3,710 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 3,751,366
1,940 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 4.000%, 6/15/46
6/26 at 100.00 1,874,702
14,430 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 14,773,871
4,365 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2015B, 5.000%, 9/15/40
3/25 at 100.00 4,401,860
5,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2019A, 5.000%, 2/15/49
8/29 at 100.00 5,214,313
3,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 3,240,946
New York State Power Authority, General Revenue Bonds, Series 2020A:
11,440 4.000%, 11/15/50 5/30 at 100.00 10,869,197
9,000 4.000%, 11/15/55 5/30 at 100.00 8,432,621
2,955 4.000%, 11/15/60 5/30 at 100.00 2,730,914
9,085 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/53 - AGM Insured
11/33 at 100.00 9,769,881
3,190 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 3,223,131
3,205 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37
7/31 at 100.00 3,336,577
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 260,412
Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015:
810 5.000%, 12/15/33 12/25 at 100.00 825,351
5,000 5.000%, 12/15/36 12/25 at 100.00 5,082,810
2,450 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/34
6/26 at 100.00 2,507,632

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NRK
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/38
12/27 at 100.00 $ 1,045,254
Total Utilities 256,712,099
Total Municipal Bonds
(cost $1,628,280,124) 1,643,853,355
Total Long-Term Investments
(cost $1,628,280,124) 1,643,853,355
Floating Rate Obligations - (1.3)%   (13,480,000)
MFP Shares, Net - (7.8)% (f) (79,613,457)
VRDP Shares, Net - (57.1)% (g) (582,255,484)
Other Assets & Liabilities, Net - 5.1% 52,076,190
Net Assets Applicable to Common Shares - 100% $ 1,020,580,604
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,643,853,355 $ – $ 1,643,853,355
Total
$ – $ 1,643,853,355 $ – $ 1,643,853,355
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $85,186,815 or 5.2% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) MFP Shares, Net as a percentage of Total Investments is 4.8%.
(g) VRDP Shares, Net as a percentage of Total Investments is 35.4%.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.